Provisions - Schedule of changes in provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balances at beginning of year	€ 8,149	€ 9,583	€ 10,852
Incorporation of Group companies, net	(4)	0	0
Additions charged to income	2,814	2,046	2,978
Interest expense (note 39)	94	100	91
Staff costs (note 46)	42	65	73
Provisions or reversion of provisions	2,678	1,881	2,814
Addition	4,612	4,217	3,713
Release	(1,934)	(2,336)	(899)
Other additions arising from insurance contracts linked to pensions	0	(33)	(8)
Changes in value recognised in equity	944	242	(1,705)
Payments to pensioners and pre-retirees with a charge to internal provisions	(498)	(592)	(806)
Insurance premiums paid	0	(3)	0
Payments to external funds	(750)	(451)	(440)
Amounts used	(2,088)	(2,817)	(2,961)
Transfer, exchange differences and other changes	(126)	174	1,673
Balances at end of year	8,441	8,149	9,583
Post employment plans
Disclosure of other provisions [line items]
Balances at beginning of year	2,392	3,185	3,976
Incorporation of Group companies, net	(4)	0	0
Additions charged to income	93	128	100
Interest expense (note 39)	60	73	78
Staff costs (note 46)	33	57	67
Provisions or reversion of provisions	0	(2)	(45)
Addition	3	10	21
Release	(3)	(12)	(66)
Other additions arising from insurance contracts linked to pensions	0	(33)	(8)
Changes in value recognised in equity	944	242	(1,705)
Payments to pensioners and pre-retirees with a charge to internal provisions	(182)	(229)	(201)
Insurance premiums paid	0	(3)	0
Payments to external funds	(750)	(451)	(440)
Amounts used	0	0	0
Transfer, exchange differences and other changes	(268)	(447)	1,463
Balances at end of year	2,225	2,392	3,185
Long term employee benefits
Disclosure of other provisions [line items]
Balances at beginning of year	950	1,242	1,751
Incorporation of Group companies, net	0	0	0
Additions charged to income	244	69	101
Interest expense (note 39)	34	27	13
Staff costs (note 46)	9	8	6
Provisions or reversion of provisions	201	34	82
Addition	204	105	154
Release	(3)	(71)	(72)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	(316)	(363)	(605)
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	2	2	(5)
Balances at end of year	880	950	1,242
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Balances at beginning of year	734	733	700
Incorporation of Group companies, net	0	0	0
Additions charged to income	(24)	(27)	29
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	(24)	(27)	29
Addition	392	618	473
Release	(416)	(645)	(444)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	(1)	0	0
Transfer, exchange differences and other changes	(7)	28	4
Balances at end of year	702	734	733
Other provisions
Disclosure of other provisions [line items]
Balances at beginning of year	4,073	4,423	4,425
Incorporation of Group companies, net	0	0	0
Additions charged to income	2,501	1,876	2,748
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	2,501	1,876	2,748
Addition	4,013	3,484	3,065
Release	(1,512)	(1,608)	(317)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	(2,087)	(2,817)	(2,961)
Transfer, exchange differences and other changes	147	591	211
Balances at end of year	€ 4,634	€ 4,073	€ 4,423